Financing receivables (Tables)	12 Months Ended
Mar. 31, 2015
Financing Receivables and Related Allowance for Doubtful Accounts

Financing receivables and related allowance for doubtful accounts as of March 31, 2014 and 2015 were as follows:

	Millions of yen
	2014
	Installment receivables	Credit card receivables	Receivables due to transfers	Other	Total
Allowance for doubtful accounts:
Balance as of March 31, 2013	¥1,347	¥2,380	¥—	¥461	¥4,188

Provision	—	1,260	—	4,319	5,579
Charge-offs	(1,144)	(1,496)	—	(13)	(2,653)
Balance as of March 31, 2014	¥203	¥2,144	¥—	¥4,767	¥7,114

Ending balance: collectively evaluated for impairment	203	2,144	—	359	2,706
Ending balance: individually evaluated for impairment	—	—	—	4,408	4,408
Financing receivables:
Balance as of March 31, 2014	¥462	¥220,979	¥248,732	¥20,073	¥490,246

Ending balance: collectively evaluated for impairment	462	220,979	248,732	15,500	485,673
Ending balance: individually evaluated for impairment	—	—	—	4,573	4,573

	Millions of yen
	2015
	Installment receivables	Credit card receivables	Receivables due to transfers	Other	Total
Allowance for doubtful accounts:
Balance as of March 31, 2014	¥203	¥2,144	¥—	¥4,767	¥7,114

Provision	—	5,714	—	(543)	5,171
Charge-offs	(128)	(1,744)	—	(33)	(1,905)
Balance as of March 31, 2015	¥75	¥6,114	¥—	¥4,191	¥10,380

Ending balance: collectively evaluated for impairment	75	6,114	—	22	6,211
Ending balance: individually evaluated for impairment	—	—	—	4,169	4,169
Financing receivables:
Balance as of March 31, 2015	¥411	¥234,412	¥259,218	¥12,748	¥506,789

Ending balance: collectively evaluated for impairment	411	234,412	259,218	8,550	502,591
Ending balance: individually evaluated for impairment	—	—	—	4,198	4,198